OTHER FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative instruments, gain (loss) [Line Items]
Interest expense	$ (46,737)	$ (26,997)	$ (46,644)
Finance expense	(46,737)	(26,997)	(46,644)
Interest income	75,145	62,912	49,421
Finance income	75,145	62,912	49,421
Net foreign exchange gain (loss)	(163,740)	(36,761)	3,379
Change in fair value of financial assets	78,309	75,801	6,104
Others	(10,978)	16,022	(1,862)
Other financial income (expenses), net	(98,541)	56,547	19,554
Foreign exchange contract
Derivative instruments, gain (loss) [Line Items]
Derivative contract results	$ (2,132)	$ 1,485	$ 11,933